Inventory	9 Months Ended
Feb. 28, 2019
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

Note 6 – Inventory

Inventory, consisting of material, overhead, labor, and manufacturing overhead, is stated at the lower of cost (first-in, first-out) or market, and consists of the following:

	February 28,	May 31,
	2019	2018
Raw materials	$295,822	$-
Finished goods	309,974	-
Total	$605,796	$-

Raw materials consist of cannabis plants and the materials that are used in our production process prior to being tested and packaged for consumption. Finished goods consist of pre-packaged materials previously purchased from other licensed cultivators and our manufactured edibles and extracts.